Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 16.0%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$8,000	$8,052
Altice France SA
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	76	88
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		$455	456
Apro LLC 7.426% (TSFR1M + 3.750%) due 07/09/2031 ~		4,923	4,944
Aspire Bakeries Holdings LLC
TBD% (TSFR1M + 3.000%) due 12/23/2030 «~		990	993
BDO USA PC
8.166% (TSFR3M + 4.500%) due 08/31/2028 «~		340	336
8.640% (TSFR3M + 5.000%) due 08/31/2028 «~		4,422	4,416
Comexposium
TBD% (EUR012M + 0.000%) due 07/10/2031 «~	EUR	1,025	1,445
TBD% - 1.138% (EUR012M + 0.000%) due 10/16/2031 «~		565	796
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		$3,144	3,240
Cotiviti Corp. 6.418% (TSFR1M + 2.750%) due 05/01/2031 ~		2,940	2,716
Crescent Midstream Operating LLC 7.416% due 02/18/2033 ~		100	101
Databricks, Inc.
1.000% due 01/05/2032 ~µ		1,069	1,064
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		4,831	4,807
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		227	227
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		2,267	2,223
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		2,040	1,770
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		2,619	2,626
GFL Environmental, Inc. 6.166% (TSFR3M + 2.500%) due 03/03/2032 ~		2,687	2,690
Golden State Food LLC 7.200% (TSFR3M + 3.500%) due 12/04/2031 ~		3,950	3,960
Harbor Freight Tools USA, Inc. 5.918% (TSFR1M + 2.250%) due 06/11/2031 ~		3,200	3,172
Harp Finco Ltd. 8.727% due 03/27/2032 «~	GBP	3,865	5,153
Illuminate Buyer LLC 6.168% (TSFR1M + 2.500%) due 12/31/2029 ~		$3,259	3,240
Ineos U.S. Finance LLC
6.668% (TSFR1M + 3.000%) due 02/07/2031 ~		344	297
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		2,832	2,484
Iridium Satellite LLC 5.918% (TSFR1M + 2.250%) due 09/20/2030 ~		4,500	4,412
ITT Holdings LLC
TBD% (TSFR1M + 1.975%) due 10/11/2030 ~		968	966
Lakeshore Intermediate LLC 7.461% (TSFR3M + 3.500%) due 09/29/2028 ~		3,580	2,855
LC AHAB U.S. Bidco LLC 6.168% (TSFR1M + 2.500%) due 05/01/2031 ~		7,895	7,831
LifePoint Health, Inc. 7.422% (TSFR3M + 3.750%) due 05/19/2031 ~		6,583	6,593
MI Windows & Doors LLC 6.418% (TSFR1M + 2.750%) due 03/28/2031 ~		2,456	2,271
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		1,850	1,224
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		283	215
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		3,000	3,000
Ontario Gaming GTA LP 7.950% (TSFR3M + 4.250%) due 08/01/2030 ~		1,496	1,406
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		1,095	908
Pelican Pipeline LLC TBD% due 03/25/2033 «		2,300	2,304
Peraton Corp. 7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		2,738	2,343
Phoenix Guarantor, Inc. 6.168% (TSFR1M + 2.500%) due 02/21/2031 ~		3,930	3,936
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	4,700	1,630

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		3,198	3,613
QuidelOrtho Corp. 7.668% (TSFR1M + 4.000%) due 08/20/2032 ~		$3,383	3,383
RealTruck Group, Inc. 8.934% (TSFR3M + 5.000%) due 01/31/2028 ~		3,275	2,273
Resilience Parent LLC 6.100% (TSFR6M + 2.500%) due 02/28/2033 ~		3,000	2,988
Salas O'brien, Inc.
TBD% due 01/31/2033 «~µ		331	331
TBD% (TSFR1M + 2.750%) due 01/31/2033 «~		2,569	2,569
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		1,965	1,729
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		913	928
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		458	457
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	39,167	245
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	365	261
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$2,018	2,002
Star Parent, Inc. 7.700% (TSFR3M + 4.000%) due 09/27/2030 ~		4,912	4,864
Steenbok Lux Finco 2 SARL 1TBD% due 12/31/2028 ~	EUR	8,599	3,046
Stonepeak Nile Parent LLC 5.917% (TSFR3M + 2.250%) due 04/09/2032 ~		$2,095	2,094
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	3,338	3,771
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$5,479	5,075
Tidal Waste & Recycling Holdings LLC 6.450% (TSFR3M + 2.750%) due 10/24/2031 ~		2,871	2,878
Truist Insurance Holdings LLC 6.450% (TSFR3M + 2.750%) due 05/06/2031 ~		3,700	3,657
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		7,389	6,979
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	20,863	2,694
Varsity Brands, Inc. 6.450% (TSFR3M + 2.750%) due 08/26/2031 ~		$6,253	6,234
VistaJet Malta Finance PLC 7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~		5,940	5,889

Total Loan Participations and Assignments (Cost $180,657)			171,150

CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 3.4%
Antares Holdings LP 6.350% due 10/23/2029 (i)		3,200	3,169
Burford Capital Global Finance LLC 9.250% due 07/01/2031 (i)		3,800	3,434
Charles River Re Ltd. 11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		1,900	1,956
Credit Opportunities Partners LLC 6.740% due 03/20/2030 «(h)		300	295
FS KKR Capital Corp. 3.125% due 10/12/2028 (i)		3,200	2,923
Hudson Pacific Properties LP 5.950% due 02/15/2028		2,800	2,659
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		650	669
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		650	675
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,164
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000% due 07/15/2031 (i)		$2,800	2,896
New Immo Holding SA 5.875% due 04/17/2028	EUR	1,700	1,971
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$7,598	5,950
Sixth Street Lending Partners 6.125% due 07/15/2030 (i)		3,300	3,283
Starwood Property Trust, Inc. 7.250% due 04/01/2029 (i)		2,700	2,783
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	530	674
Winston RE Ltd.
13.750% (BNMMDTSC + 10.210%) due 02/26/2031 ~		$1,000	1,040

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,000	1,044

			36,585

INDUSTRIALS 15.7%
Advance Auto Parts, Inc. 7.375% due 08/01/2033		2,900	2,940
Altice France SA 6.875% due 07/15/2032		505	479
B&G Foods, Inc. 8.000% due 09/15/2028		3,200	3,155
BCP V Modular Services Finance II PLC 6.500% due 07/10/2031	EUR	1,450	1,434
Beignet Investor LLC 6.581% due 05/30/2049 (i)		$13,790	14,189
BKV Upstream Midstream LLC 7.500% due 10/15/2030		3,000	3,034
CAB SELAS 3.375% due 02/01/2028	EUR	2,900	3,259
Carvana Co. 9.000% due 06/01/2031		$3,600	3,895
Cerdia Finanz GmbH 9.375% due 10/03/2031		2,800	2,787
Champion Iron Canada, Inc. 7.875% due 07/15/2032 (i)		6,000	6,237
Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031	EUR	600	696
7.500% due 05/15/2030		3,000	3,503
Chord Energy Corp.
6.000% due 10/01/2030		$500	507
6.750% due 03/15/2033		1,400	1,446
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030 (i)		5,100	4,763
Columbus McKinnon Corp. 7.125% due 02/01/2033		3,000	3,001
CoreWeave, Inc. 9.000% due 02/01/2031		1,300	1,239
Dcli Bidco LLC 7.750% due 11/15/2029 (i)		3,300	3,340
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030		2,970	3,139
Diversified Gas & Oil Corp. 9.750% due 04/09/2029		2,625	2,644
Excelerate Energy LP 8.000% due 05/15/2030 (i)		4,500	4,713
Flora Food Management BV
6.875% due 07/02/2029	EUR	4,700	5,106
7.500% due 10/31/2030		700	802
Global Partners LP/GLP Finance Corp. 7.125% due 07/01/2033		$2,000	2,018
Gray Media, Inc.
9.625% due 07/15/2032		600	600
10.500% due 07/15/2029 (i)		2,230	2,371
Insulet Corp. 6.500% due 04/01/2033 (i)		4,700	4,801
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (i)		5,200	4,921
Kodiak Gas Services LLC 5.875% due 04/01/2031		100	101
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029 (i)		2,525	2,580
LBM Acquisition LLC 6.250% due 01/15/2029		5,400	3,953
Matador Resources Co. 6.250% due 04/15/2033 (i)		4,000	4,006
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		3,300	2,528
National Mentor Holdings, Inc. 10.500% due 12/15/2030		2,550	2,634
NCR Voyix Corp. 5.250% due 10/01/2030		3,484	3,301
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		3,768	2,711
Nexstar Media, Inc. 6.500% due 09/15/2033		500	504
OAK-Eagle Acquireco, Inc. 7.250% due 07/01/2033 (c)		400	415
Olympus Water U.S. Holding Corp. 6.750% due 08/01/2032		3,300	3,146
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% due 08/01/2030		218	209
Quikrete Holdings, Inc. 6.375% due 03/01/2032		2,000	2,029
Rand Parent LLC 8.500% due 02/15/2030 (i)		4,600	4,726

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Seadrill Finance Ltd. 8.375% due 08/01/2030		4,475	4,631
SM Energy Co.
7.000% due 08/01/2032 (i)		3,000	3,066
9.625% due 06/15/2033		2,000	2,211
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	2,286	3,308
Transocean International Ltd.
7.875% due 10/15/2032		$1,963	2,099
8.250% due 05/15/2029		2,500	2,585
Ubisoft Entertainment SA 0.878% due 11/24/2027 (i)	EUR	800	747
Univision Communications, Inc. 8.500% due 07/31/2031		$2,800	2,816
Valaris Ltd. 8.375% due 04/30/2030 (i)		6,650	6,894
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032 (i)		8,000	7,678
Voyager Parent LLC 9.250% due 07/01/2032		2,500	2,597
WBI Operating LLC 6.250% due 10/15/2030		2,000	2,013
Weatherford International Ltd. 6.750% due 10/15/2033 (i)		3,600	3,681

			168,188

UTILITIES 4.8%
Altice Holdings 1 SARL 0.000% due 12/31/2099 «	EUR	4	52
Anglian Water Osprey Financing PLC 2.000% due 07/31/2028 (i)	GBP	2,300	2,792
Anglian Water Services Financing PLC 6.000% due 06/20/2039 (i)		2,100	2,598
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.375% due 12/30/2030		$3,000	2,735
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.499% due 06/30/2032		2,000	2,021
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% due 03/15/2034		400	398
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		1,912	1,882
Nova Securitisation SARL
5.750% due 02/03/2031		1,900	1,841
6.500% due 02/03/2036		700	667
PacifiCorp 7.375% due 09/15/2055 •(i)		3,500	3,347
Peru LNG SRL 5.375% due 03/22/2030		5,534	5,376
Sempra
6.375% due 04/01/2056 •(i)		2,600	2,612
6.400% due 10/01/2054 •		3,100	3,091
Sierra Pacific Power Co. 6.200% due 12/15/2055 •		3,200	3,115
SW Finance I PLC
2.375% due 05/28/2028	GBP	2,500	3,079
7.375% due 12/12/2041		2,200	2,887
VoltaGrid LLC 7.375% due 11/01/2030		$2,700	2,790
WEC Energy Group, Inc. 6.690% due 06/15/2055 «(h)		8,000	7,919
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		2,800	2,929

			52,131

Total Corporate Bonds & Notes (Cost $259,422)			256,904

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		497	383

Total Municipal Bonds & Notes (Cost $400)			383

U.S. GOVERNMENT AGENCIES 2.6%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
0.000% due 08/25/2056 (b)(f)		3,174	517
0.075% due 08/25/2056 ~(a)		121,069	507
1.560% due 08/25/2056 ~(a)		31,292	3,782
2.694% due 05/25/2064 ~		10,345	5,168
3.429% due 05/25/2057 ~		4,898	2,109
3.551% due 10/25/2058 ~		17,284	7,873
4.417% due 08/25/2059 ~		12,059	6,427
4.654% due 02/25/2059 ~		2,493	1,046

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

5.118% due 05/25/2060 ~	587	342

Total U.S. Government Agencies (Cost $26,221)		27,771

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045	499	498
U.S. Treasury Notes
4.250% due 08/15/2035	760	757

Total U.S. Treasury Obligations (Cost $1,291)		1,255

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Angel Oak Mortgage Trust 4.800% due 11/25/2067 þ(i)	784	781
APS Resecuritization Trust 1.245% due 08/28/2054 ~	6,487	1,697
Bear Stearns ALT-A Trust 4.047% due 08/25/2036 ~	1,093	714
Benchmark Mortgage Trust
4.077% due 07/15/2051	196	195
4.203% due 10/10/2051	464	462
BX Commercial Mortgage Trust 6.713% due 01/17/2039 •(i)	2,952	2,948
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.204% due 08/25/2037 þ	1,421	1,209
4.253% due 08/25/2037 •	974	812
4.453% due 08/25/2037 •	2,226	1,873
Citigroup Mortgage Loan Trust, Inc.
3.000% due 09/25/2064 ~	1,856	1,834
3.000% due 09/25/2064 ~(i)	16,643	14,858
City of Port Huron Water Supply System Revenue 7.750% due 11/01/2045 «(h)	9,929	9,912
CLNY Trust
5.512% due 11/15/2038 •	3,115	3,077
6.755% due 11/15/2038 •(i)	2,500	2,357
Countrywide Alternative Loan Trust
4.893% due 02/25/2036 •	1,401	1,069
6.000% due 07/25/2037	962	547
CSAB Mortgage-Backed Trust 6.220% due 09/25/2036 þ	2,683	715
CSMC Trust
1.115% due 01/25/2060 ~	2,328	1,971
3.613% due 11/10/2032 ~	5,200	836
GCAT Trust 4.250% due 05/25/2067 ~(i)	804	759
GS Mortgage Securities Corp. Trust 4.920% due 07/15/2035 •	998	659
GS Mortgage-Backed Securities Trust 3.750% due 10/25/2057 (i)	1,752	1,721
HarborView Mortgage Loan Trust 4.311% due 03/19/2036 •(i)	18,808	12,075
JP Morgan Chase Commercial Mortgage Securities Trust
4.519% due 04/15/2037 •	939	930
5.320% due 11/15/2035 •	5,000	3,794
5.670% due 11/15/2035 •	5,000	2,849
6.970% due 02/15/2035 •(i)	987	944
Lehman XS Trust 4.593% due 09/25/2047 •	1,716	1,560
MASTR Adjustable Rate Mortgages Trust
4.659% due 12/25/2046 •	4,467	3,475
4.893% due 09/25/2037 •	732	279
MFA Trust 6.105% due 12/25/2068 þ(i)	536	539
Mill City Mortgage Loan Trust
3.250% due 08/25/2059 ~(i)	2,850	2,458
3.750% due 05/25/2058 ~(i)	2,595	2,300
Morgan Stanley Mortgage Loan Trust 6.731% due 08/25/2036 þ	2,533	407
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.010% due 08/25/2036 þ	7,786	1,982
OBX Trust 6.465% due 10/25/2063 þ(i)	527	531
PRKCM Trust 7.225% due 11/25/2058 þ(i)	513	518
PRPM LLC 4.000% due 11/25/2053 þ(i)	310	306
PRPM Trust 6.221% due 11/25/2068 þ(i)	584	588
RALI Trust
6.000% due 09/25/2036	2,115	1,722
6.500% due 11/25/2036	3,955	3,297
Residential Asset Securitization Trust
5.500% due 09/25/2035	5,284	2,166
6.000% due 04/25/2036	998	421

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Seasoned Credit Risk Transfer Trust 5.000% due 06/25/2065 ~	500	423
SMRT Commercial Mortgage Trust 4.673% due 01/15/2039 •(i)	500	500
Towd Point Mortgage Trust 3.000% due 06/25/2058 ~(i)	1,460	1,384
Verus Securitization Trust
6.259% due 12/25/2068 þ(i)	445	448
6.876% due 11/25/2068 ~(i)	612	617

Total Non-Agency Mortgage-Backed Securities (Cost $102,036)		97,519

ASSET-BACKED SECURITIES 25.5%
AUTOMOBILE ABS OTHER 0.1%
FHF Trust 7.050% due 01/15/2030	500	500

CMBS OTHER 1.0%
BDS LLC 4.959% due 10/17/2042 •	500	499
MF1 LLC
5.000% due 02/18/2040 •	500	499
5.410% due 03/19/2039 •(i)	9,000	9,004
PFP Ltd. 5.501% due 09/17/2039 •(i)	218	218

		10,220

HOME EQUITY OTHER 21.4%
Aames Mortgage Investment Trust 6.493% due 01/25/2035 •(i)	3,500	2,853
ACE Securities Corp. Home Equity Loan Trust
4.093% due 07/25/2037 •	2,034	625
4.193% due 12/25/2036 •(i)	17,012	4,243
4.553% due 03/25/2037 •	1,496	611
Bear Stearns Asset-Backed Securities I Trust
4.198% due 01/25/2037 •(i)	22,798	22,240
4.303% due 10/25/2036 •(i)	3,264	3,191
4.558% due 09/25/2035 •(i)	17,007	16,709
Centex Home Equity Loan Trust
4.348% due 06/25/2036 •(i)	17,000	15,501
4.723% due 09/25/2034 •	387	383
CIT Mortgage Loan Trust 5.543% due 10/25/2037 •(i)	56,686	56,551
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.413% due 10/25/2034 •	1,894	1,546
Citigroup Mortgage Loan Trust, Inc. 3.993% due 12/25/2036 •	2,447	1,711
Countrywide Asset-Backed Certificates Trust
3.370% due 04/25/2036 •(i)	7,200	6,130
5.993% due 02/25/2036 þ	480	465
GSAA Home Equity Trust
3.873% due 03/25/2037 •	8,371	1,452
3.972% due 03/25/2036 ~(i)	4,699	2,787
4.153% due 12/25/2046 •(i)	12,358	3,482
4.253% due 12/25/2046 •	2,111	807
4.273% due 10/25/2036 •(i)	12,318	3,763
GSAA Trust
4.413% due 12/25/2035 •(i)	3,829	3,775
4.513% due 12/25/2035 •	734	660
GSAMP Trust
4.113% due 04/25/2036 •(i)	12,508	9,438
4.363% due 02/25/2036 •(i)	9,045	9,628
Home Equity Asset Trust 4.273% due 08/25/2036 •(i)	3,403	3,489
HSI Asset Securitization Corp. Trust 3.993% due 04/25/2037 •	102	65
JP Morgan Mortgage Acquisition Trust
4.053% due 12/25/2036 •(i)	4,990	3,172
4.153% due 08/25/2036 •	3,325	2,186
5.188% due 07/25/2036 •(i)	5,000	4,452
6.037% due 10/25/2036 þ	1,893	1,116
6.080% due 08/25/2036 þ	1,121	652
Long Beach Mortgage Loan Trust 4.293% due 07/25/2036 •	1,605	657
Merrill Lynch First Franklin Mortgage Loan Trust 4.053% due 06/25/2037 •	1,390	1,391
Merrill Lynch Mortgage Investors Trust 5.668% due 04/25/2035 •(i)	1,043	1,056
Morgan Stanley ABS Capital I, Inc. Trust
3.913% due 09/25/2036 •	764	263
5.668% due 11/25/2034 •	1,741	1,538
New Century Home Equity Loan Trust 4.873% due 01/25/2034 •	353	359

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

NovaStar Mortgage Funding Trust 4.293% due 09/25/2036 •		4,519	1,743
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.753% due 08/25/2035 •(i)		5,619	5,010
Popular ABS Mortgage Pass-Through Trust 4.073% due 01/25/2037 •(i)		11,355	10,161
Renaissance Home Equity Loan Trust 4.553% due 05/25/2034 •		1,154	1,066
Residential Asset Securities Corporation Trust
4.588% due 02/25/2036 •(i)		4,100	3,436
4.918% due 07/25/2035 •		1,750	1,758
Saxon Asset Securities Trust 3.973% due 05/25/2037 •		477	355
Securitized Asset-Backed Receivables LLC Trust
2.801% due 01/25/2036 þ		18	15
4.233% due 04/25/2037 •		1,442	983
Soundview Home Loan Trust
3.973% due 08/25/2037 •		1,032	1,022
4.273% due 11/25/2036 •		7,080	1,872
4.293% due 11/25/2036 •		233	224
Structured Asset Securities Corp. Mortgage Loan Trust
4.468% due 04/25/2035 •		92	94
4.498% due 02/25/2035 •		1,083	1,036
5.593% due 05/25/2035 •		1,004	872
6.043% due 04/25/2031 •(i)		2,772	2,904
7.168% due 11/25/2035 •(i)		7,389	6,648
Wells Fargo Home Equity Asset-Backed Securities Trust 8.293% due 10/25/2034 •		1,569	1,660

			229,806

WHOLE LOAN COLLATERAL 1.6%
First Franklin Mortgage Loan Trust
4.033% due 10/25/2036 •(i)		10,723	6,861
4.273% due 05/25/2036 •		1,500	1,337
6.118% due 05/25/2034 •		199	182
Residential Asset Mortgage Products Trust 4.393% due 03/25/2036 •		219	218
Securitized Asset-Backed Receivables LLC Trust 4.173% due 11/25/2036 •		19,797	8,902

			17,500

OTHER ABS 1.4%
ABSLT DE LLC 12.175% due 05/20/2033 «		2,900	2,852
Apex Credit CLO LLC 0.000% due 10/20/2034 ~		5,100	1,656
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(f)		5	2,740
6.610% due 06/25/2054		626	649
8.660% due 06/25/2054		902	953
Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~		3,000	2,288
0.000% due 04/15/2038 «		3,000	66
Residential Asset Mortgage Products Trust 5.951% due 01/25/2034 •(i)		3,607	3,882

			15,086

Total Asset-Backed Securities (Cost $270,875)			273,112

SOVEREIGN ISSUES 0.6%
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		1,120	1,085
Colombia Government International Bonds 8.000% due 11/14/2035		1,481	1,554
Romania Government International Bonds 5.625% due 02/22/2036 (i)	EUR	2,500	2,776
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	46,200	1,040
39.740% (BISTREFI) due 05/17/2028 ~		4,500	101

Total Sovereign Issues (Cost $6,817)			6,556

		SHARES
COMMON STOCKS 18.7%
COMMUNICATION SERVICES 0.1%
SES SA «(d)		21,303	319

ENERGY 18.6%
Enbridge, Inc.		566,422	30,705

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Hess Midstream LP Class A	132,828	5,163
TC Energy Corp.	317,900	19,907
Venture Global, Inc. Class A	9,138,622	144,025

		199,800

Total Common Stocks (Cost $49,502)		200,119

MASTER LIMITED PARTNERSHIPS 16.4%
ENERGY 16.4%
Energy Transfer LP	2,652,966	51,202
Enterprise Products Partners LP	1,003,325	37,966
MPLX LP	829,136	47,319
Western Midstream Partners LP	443,487	18,258
Sunoco LP	328,315	21,331

Total Master Limited Partnerships (Cost $123,143)		176,076

PREFERRED SECURITIES 3.4%
BANKING & FINANCE 0.6%
WAFC Voussoir «	6,277,217	6,277

INDUSTRIALS 2.8%
Mustang Express Ltd. 0.000% «	29,700	30,331

Total Preferred Securities (Cost $36,468)		36,608

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (g)	1,076,626	1,077

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
3.694% due 04/21/2026 - 09/24/2026 (e)(f)	$5,089	5,060

Total Short-Term Instruments (Cost $6,137)		6,137

Total Investments in Securities (Cost $1,062,969)		1,253,590

	SHARES
INVESTMENTS IN AFFILIATES 13.4%
SHORT-TERM INSTRUMENTS 13.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio III	14,747,145	143,622

Total Short-Term Instruments (Cost $143,584)		143,622

Total Investments in Affiliates (Cost $143,584)		143,622

Total Investments 130.3% (Cost $1,206,553)		$1,397,212
Financial Derivative Instruments (j)(k) 0.8%(Cost or Premiums, net $75)		8,281
Other Assets and Liabilities, net (31.1)%		(332,905)

Net Assets Applicable to Common Shareholders 100.0%		$1,072,588

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Coupon represents a 7-Day Yield.
(h)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

City of Port Huron Water Supply System Revenue	7.750%	11/01/2045	12/19/2025 - 03/18/2026	$9,965	$9,912	0.92%
Credit Opportunities Partners LLC	6.740	03/20/2030	2/20/2025	300	295	0.03
WEC Energy Group, Inc.	6.690	06/15/2055	12/13/2024	8,000	7,919	0.74

				$18,265	$18,126	1.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	3.490%	03/25/2026	06/12/2026		$(1,819)	$(1,820)
BPS	(0.500)	01/26/2026	TBD(2)	EUR	(513)	(593)
BRC	3.580	12/12/2025	TBD(2)		$(2,428)	(2,454)
BYR	3.950	12/12/2025	TBD(2)		(3,045)	(3,082)
CEW	3.978	01/16/2026	TBD(2)	GBP	(4,082)	(5,448)
	4.120	02/26/2026	05/27/2026		$(13,854)	(13,908)
DBL	3.900	12/12/2025	TBD(2)		(3,468)	(3,509)
	4.137	03/23/2026	06/26/2026		(449)	(449)
IND	4.110	03/17/2026	06/16/2026		(3,476)	(3,482)
	4.220	03/02/2026	06/01/2026		(18,093)	(18,156)
	4.230	03/23/2026	05/26/2026		(286)	(286)
	4.280	03/23/2026	05/26/2026		(954)	(956)
MBC	2.120	11/19/2025	TBD(2)	EUR	(2,449)	(2,853)
MSB	4.580	03/31/2026	09/30/2026		$(16,734)	(16,736)
	4.680	03/13/2026	09/09/2026		(2,235)	(2,241)
	4.680	03/18/2026	07/16/2026		(2,413)	(2,418)
MSC	4.580	03/31/2026	09/30/2026		(35,727)	(35,731)
	4.680	10/23/2025	04/21/2026		(13,083)	(13,366)
	4.680	03/13/2026	09/09/2026		(7,620)	(7,639)
RDR	4.000	01/15/2026	TBD(2)		(8,586)	(8,659)
	4.100	01/15/2026	TBD(2)		(9,204)	(9,283)
	4.100	01/16/2026	TBD(2)		(7,808)	(7,875)
	4.100	02/26/2026	TBD(2)		(2,803)	(2,813)
RTA	4.655	03/30/2026	09/30/2026		(26,758)	(26,765)
	4.680	02/06/2026	08/06/2026		(17,226)	(17,348)
SOG	4.090	01/09/2026	04/09/2026		(3,244)	(3,275)
	4.190	01/09/2026	04/09/2026		(13,422)	(13,551)
	4.210	02/05/2026	05/06/2026		(6,397)	(6,438)
	4.580	03/24/2026	09/24/2026		(4,497)	(4,501)
	4.680	01/09/2026	07/09/2026		(19,514)	(19,723)
	4.680	03/24/2026	09/24/2026		(24,736)	(24,762)
TDM	3.930	12/12/2025	TBD(2)		(3,151)	(3,189)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

WFS	4.245	02/24/2026	04/27/2026	(15,692)	(15,758)

Total Reverse Repurchase Agreements	$(299,067)

Cash of $513 has been pledged as collateral as of March 31, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $365 and cash of $2,760 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(314,240) at a weighted average interest rate of 4.738%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2026	15	$1,194	$99	$0	$(67)
Brent Crude July Futures	05/2026	22	2,116	157	0	(91)
California Carbon Allowance Vintage December Futures	12/2026	1,284	37,069	(3,653)	0	(334)
WTI Crude December Futures	11/2026	120	8,696	(9)	0	(524)
WTI Crude July Futures	06/2026	4	346	11	0	(16)
WTI Crude June Futures	05/2026	87	8,105	104	0	(249)

$(3,291)	$0	$(1,281)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

WTI Crude December Futures	11/2026	31	$(2,247)	$(133)	$136	$0

Total Futures Contracts	$(3,424)	$136	$(1,281)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$100	$(1)	$0	$(1)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	10,000	(93)	177	84	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	6,200	169	181	350	11	0

Total Swap Agreements	$75	$358	$433	$11	$(8)

Cash of $5,858 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2026	BRL	4	$1	$0	$0
04/2026	CAD	51,712	37,824	649	0
04/2026	EUR	1,869	2,148	0	(12)
04/2026	$1	BRL	4	0	0
05/2026	30	CAD	42	0	0
05/2026	2,152	EUR	1,869	12	0
06/2026	BRL	5	$1	0	0
BPS	04/2026	$1,656	EUR	1,401	0	(37)
BRC	04/2026	HKD	1,546	$198	0	0
04/2026	TRY	32,750	719	0	(10)
04/2026	$26,393	CAD	36,601	0	(80)
04/2026	16	TRY	738	0	0
05/2026	CAD	36,551	$26,393	80	0
05/2026	TRY	3,532	76	0	(1)
BSH	04/2026	$13,887	GBP	10,432	0	(79)
05/2026	GBP	10,432	$13,886	79	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

CBK	04/2026	CAD	42	30	1	0
04/2026	GBP	420	559	3	0
04/2026	$1,946	EUR	1,659	0	(29)
04/2026	2,764	GBP	2,085	0	(4)
CIB	04/2026	5,647	CAD	7,733	0	(88)
DUB	04/2026	HKD	7,502	$959	1	0
FAR	04/2026	GBP	9,928	13,416	276	0
GLM	04/2026	BRL	58,399	11,010	0	(264)
04/2026	$10,834	BRL	58,399	440	0
06/2026	BRL	14	$3	0	0
07/2026	13	2	0	0
07/2026	$11,010	BRL	59,606	264	0
JPM	04/2026	HKD	8,754	$1,120	2	0
04/2026	$10,328	MXN	184,939	0	(22)
05/2026	DKK	25,428	$3,923	0	(17)
MBC	04/2026	25,577	4,042	86	0
04/2026	GBP	2,589	3,452	25	0
04/2026	$2,378	EUR	2,054	4	(8)
SOG	04/2026	EUR	31,789	$37,539	803	(6)
04/2026	$32,984	EUR	28,545	50	(41)
04/2026	554	GBP	420	2	0
05/2026	EUR	27,080	$31,299	0	(49)
05/2026	GBP	420	554	0	(2)
05/2026	$3,423	EUR	2,962	6	0
SSB	04/2026	5,435	CAD	7,419	0	(101)

Total Forward Foreign Currency Contracts	$2,783	$(850)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	Plains All American Pipeline LP	332,743	4.250% (SOFR plus a specified spread)	Maturity	12/16/2026	$5,444	$0	$1,890	$1,890	$0
Receive	Western Gas Partners LP	410,000	4.250% (SOFR plus a specified spread)	Maturity	12/16/2026	15,682	0	1,292	1,292	0
GST	Receive	Energy Tranfer LP	938,239	4.250% (SOFR plus a specified spread)	Maturity	04/15/2026	17,770	0	693	693	0
Receive	Enterprise Product Partners LP	398,000	4.250% (SOFR plus a specified spread)	Maturity	04/15/2026	13,532	0	1,718	1,718	0
Receive	Mplx LP	399,000	4.250% (SOFR plus a specified spread)	Maturity	04/15/2026	21,686	0	1,624	1,624	0
Receive	Plains All American Pipeline LP	151,500	4.250% (SOFR plus a specified spread)	Maturity	04/15/2026	3,059	0	171	171	0
Receive	Western Gas Partners LP	117,425	4.250% (SOFR plus a specified spread)	Maturity	04/15/2026	4,913	0	103	103	0
Receive	Sunoco LP	3,000	4.250% (SOFR plus a specified spread)	Monthly	08/19/2026	195	0	0	0	0
MYI	Receive	Western Gas Partners LP	4,916	4.250% (SOFR plus a specified spread)	Monthly	10/14/2026	202	0	(1)	0	(1)

Total Swap Agreements	$0	$7,490	$7,491	$(1)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$116,804	$54,346	$171,150
Corporate Bonds & Notes
Banking & Finance	0	35,126	1,459	36,585
Industrials	0	168,188	0	168,188
Utilities	0	44,160	7,971	52,131
Municipal Bonds & Notes
Michigan	0	383	0	383
U.S. Government Agencies	0	27,771	0	27,771
U.S. Treasury Obligations	0	1,255	0	1,255
Non-Agency Mortgage-Backed Securities	0	87,607	9,912	97,519
Asset-Backed Securities
Automobile ABS Other	0	500	0	500
CMBS Other	0	10,220	0	10,220
Home Equity Other	0	229,806	0	229,806
Whole Loan Collateral	0	17,500	0	17,500
Other ABS	0	9,428	5,658	15,086
Sovereign Issues	0	6,556	0	6,556
Common Stocks
Communication Services	0	0	319	319
Energy	199,800	0	0	199,800
Master Limited Partnerships
Energy	176,076	0	0	176,076
Preferred Securities
Banking & Finance	0	0	6,277	6,277
Industrials	0	0	30,331	30,331
Short-Term Instruments
Mutual Funds	0	1,077	0	1,077
U.S. Treasury Bills	0	5,060	0	5,060

$375,876	$761,441	$116,273	$1,253,590
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$143,622	$0	$0	$143,622

Total Investments	$519,498	$761,441	$116,273	$1,397,212

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	11	0	147
Over the counter	0	10,274	0	10,274

$136	$10,285	$0	$10,421
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,281)	(8)	0	(1,289)
Over the counter	0	(852)	0	(852)

$(1,281)	$(860)	$0	$(2,141)

Total Financial Derivative Instruments	$(1,145)	$9,425	$0	$8,280

Totals	$518,353	$770,866	$116,273	$1,405,492

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$45,544	$10,197	$(11,923)	$178	$0	$(579)	$10,929	$0	$54,346	$(328)
Corporate Bonds & Notes
Banking & Finance	728	1,439	0	0	0	(34)	0	(674)	1,459	(14)
Industrials	3,162	0	(4,403)	(4)	1	1,244	0	0	0	0
Utilities	7,905	44	0	(1)	0	23	0	0	7,971	22
Non-Agency Mortgage-Backed Securities	0	9,965	0	0	0	(53)	0	0	9,912	(53)
Asset-Backed Securities
Other ABS	5,520	0	0	0	0	138	0	0	5,658	138
Common Stocks
Communication Services	0	0	0	0	0	319	0	0	319	319
Financials	735	0	(753)	0	(946)	964	0	0	0	0
Preferred Securities
Banking & Finance	0	6,277	0	0	0	0	0	0	6,277	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2026 (Unaudited)

Industrials	0	30,190	0	0	0	141	0	0	30,331	140

Totals	$63,594	$58,112	$(17,079)	$173	$(945)	$(2,163)	$10,929	$(674)	$116,273	$224

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$31,310	Discounted Cash Flow	Discount Rate	6.312 - 9.745	8.189
2,694	Indicative Market Quotation	Broker Quote	101.250	—
3,000	Recent Transaction	Purchase Price	100.000	—
17,342	Third Party Vendor	Broker Quote	76.000 - 122.000	99.958
Corporate Bonds & Notes
Banking & Finance	1,459	Discounted Cash Flow	Discount Rate	6.918 - 7.181	6.971
Utilities	52	Indicative Market Quotation	Broker Quote	EU R	12.000	—
7,919	Discounted Cash Flow	Discount Rate	7.610
Non-Agency Mortgage-Backed Securities	9,912	Discounted Cash Flow	Discount Rate	6.600	—
Asset-Backed Securities
Other ABS	5,658	Discounted Cash Flow	Discount Rate	10.320 - 14.000	12.535
Common Stocks
Communication Services	319	Indicative Market Quotation	Broker Quote	$15.000	—
Preferred Securities
Banking & Finance	6,277	Recent transaction	Purchase price	$-	—
Industrials	9,948	Discounted Cash Flow	Discount Rate	18.900	—
20,383	Other Valuation Techniques(2)	-	-	—

Total	$116,273

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Cayman Subsidiary, NRGX SPV I LLC and NRGX SPV II LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Dynamic Income Strategy Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All intercompany transactions and balances have been eliminated. These structures were established so that certain investments could be held by separate legal entities from the Fund. See the table below for details regarding the structure, incorporation and relationship of each Subsidiary as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
Cayman Commodity Fund IX, Ltd	12/14/2018	0.4%
NRGX SPV I LLC	11/07/2022	0.0%
NRGX SPV II LLC	11/07/2022	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements(Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$136,258	$498,449	$(491,100)	$33	$(18)	$143,622	$2,652	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co. LLC.
BOS	BofA Securities, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	WFS	Wells Fargo Securities, LLC
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira
DKK	Danish Krone	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
Brent	Brent Crude	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	TSFR3M	Term SOFR 3-Month
CDOR06	6 month CDN Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	TBD	To-Be-Determined
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security